Finance Costs And Income (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of finance costs and Iincome Explanatory

Years ended December 31,	2022	2021

Finance Costs

Short and long-term borrowings 1	$46,009	$17,252

Interest on lease liability	3,398	3,029

Total finance costs	$49,407	$20,281

Finance Income

Interest income	$10,484	$3,286

Net finance costs	$38,923	$16,995
1
Finance costs on short and long-term borrowings primarily relate to interest on the Company’s newly issued Notes, Term Loan and Revolving Credit Facility. Refer to Note 19 for more information on interest rates on the Notes, Term Loan and Revolving Credit Facility.